U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
            ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

1.    Name and address of issuer

      First Trust Exchange Traded Fund VI
      120 East Liberty Drive (Suite 400)
      Wheaton, IL 60187


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

          First Trust Nasdaq Bank ETF
          First Trust Nasdaq Food & Beverage ETF
          First Trust Nasdaq Oil & Gas ETF
          First Trust Nasdaq Pharmaceuticals ETF
          First Trust Nasdaq Retail ETF
          First Trust Nasdaq Semiconductor ETF
          First Trust Nasdaq Transportation ETF
          Developed International Equity Select ETF
          Emerging Markets Equity Select ETF
          Large Cap US Equity Select ETF
          Mid Cap US Equity Select ETF
          Small Cap US Equity Select ETF
          US Equity Dividend Select ETF


3.    Investment Company Act File Number: 811-22717

          Securities Act File Number: 333-182308

4.    (a) Last day of fiscal year for which this Form is filed: 3/31/21

      (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

      (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

          (i)     Aggregate sale price  of securities sold
                  during  the   fiscal  year  pursuant  to
                  section 24(f):                              $   2,010,669,291
          (ii)    Aggregate price  of  securities redeemed
                  or repurchased during the fiscal year:      $   1,057,810,737
          (iii)   Aggregate price  of  securities redeemed
                  or repurchased during  any  PRIOR fiscal
                  year ending  no earlier than October 11,
                  1995 that  were  not previously used  to
                  reduce registration fees payable to  the
                  Commission:                                 $   1,075,626,304
          (iv)    Total available redemption credits  [add
                  items 5(ii) and 5(iii)]:                    $   2,133,437,041
          (v)     Net sales  --  if  item 5(i)  is greater
                  than  Item  5(iv) [subtract  Item  5(iv)
                  from Item 5(i)]:                            $               0
          (vi)    Redemption credits available for use  in
                  future years --  if  Item 5(i)  is  less
                  than  Item  5(iv) [subtract  Item  5(iv)
                  from Item 5(i)]:                            $    (122,767,750)
          (vii)   Multiplier  for determining registration
                  fee (See Instruction C.9):                  x       0.0001091
          (viii)  Registration fee due [multiply Item 5(v)
                  by Item 5(vii)] (enter "0" if  no fee is
                  due):                                       $               0

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): = $0.00

8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]: = $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                            N/A
                                            CIK:  0001552740


         Method of Delivery:

                                            [ ] Wire Transfer
                                            [ ] Mail or other means


                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:
      /s/ Mi Yong Lang
      ---------------------------------
      Mi Yong Lang
      Assistant Treasurer


By:
      /s/ Pawel Maziarka
      ---------------------------------
      Pawel Maziarka
      Assistant Treasurer

Date: June 7, 2021